SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21053

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

(Name of Registrant)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of BlackRock Virginia Municipal Bond Trust (the “Fund”) to be redeemed:

Series W-7 Variable Rate Demand Preferred Shares, par value $0.001 per share, liquidation preference of $100,000 per share (the “Series W-7 VRDP Shares”) (CUSIP #: 092481308).

(2)	The date on which the securities are to be called or redeemed:

The Fund may redeem the Series W-7 VRDP Shares on one or more occasions during the period from October 12, 2024 to April 1, 2025.

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series W-7 VRDP Shares are to be redeemed pursuant to Part I, Section 10(a) of the Fund’s Statement of Preferences of Variable Rate Demand Preferred Shares (the “Statement”), a form of which was most recently filed with the Commission on October 29, 2012, as an exhibit to the Fund’s Form NSAR-B. Pursuant to Part I, Section 10(c) of the Statement, dividends on the Series W-7 VRDP Shares will cease to accumulate from and after the date of redemption.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund may redeem up to 57% (66 shares) of its currently outstanding Series W-7 VRDP Shares. Such redemptions(s) will be made on a pro rata basis among the Holders of the Series W-7 VRDP Shares. Holders of the Series W-7 VRDP Shares will receive the liquidation preference of $100,000 per share, together with accumulated and unpaid dividends through the date of redemption. All of the Series W-7 VRDP Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price (as defined in the Statement) will be made to The Bank of New York Mellon, as tender and paying agent for the Series W-7 VRDP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the BlackRock Virginia Municipal Bond Trust has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 12th day of September, 2024.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

By:	/s/ Jonathan Diorio
	Name:	Jonathan Diorio
	Title:	Vice President

[Signature Page – BHV 23c-2 Notice]